Income (loss) per Common Share (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2026	May 31, 2025
(Loss) Income per Share
Schedule of reconciliation of the numerators and denominators of basic and diluted net (loss) income per share

	Nine months ended February 28,
(in thousands, except per share amounts)	2026	2025
Numerator:
Net (loss) income	$(32,837)	$9,701
Less: Accrued preferred stock dividends	(1,106)	(1,106)
Basic net (loss) income applicable to common stockholders	(33,943)	8,595
Diluted net (loss) income applicable to common stockholders	$(33,943)	$8,595

Denominator:
Basic weighted average common shares outstanding	1,262,834	1,194,561
Effect of dilutive securities:
Warrant exercises	—	30,352
Preferred stock conversions	—	625
Diluted weighted average common shares outstanding	1,262,834	1,225,538

Basic (loss) income per share	$(0.03)	$0.01
Diluted (loss) income per share	$(0.03)	$0.01

	Years ended May 31,
(in thousands, except per share amounts)	2025	2024
Numerator:
Net income (loss)	$3,745	$(49,841)
Less: Accrued preferred stock dividends	(1,483)	(1,483)
Net income (loss) applicable to common stockholders	$2,261	$(51,324)
Denominator:
Basic weighted average common shares outstanding	1,205,755	969,509
Effect of dilutive securities:
Warrant exercises	34,821	—
Option exercises	2,346	—
Diluted weighted average common shares outstanding	1,242,922	969,509

Basic income (loss) per share	0.00	(0.05)
Diluted income (loss) per share	0.00	(0.05)

Schedule of securities excluded from computation of earnings per share

	nine months ended February 28,
(in thousands)	2026	2025
Stock options, PSUs, and warrants	341,956	231,027
Convertible notes	12,000	12,000
Convertible preferred stock	42,232	39,265

	Years ended, May 31
(in thousands)	2025	2024
Stock options, PSUs, and warrants	217,785	387,294
Convertible notes	12,000	12,000
Convertible preferred stock	40,013	37,046